Income taxes - Loss before income taxes and Components (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Loss before Income taxes:
United States					$ (27,592)	$ (12,468)
Foreign						(2)
Loss before income taxes	$ (3,377)	$ (5,652)	$ (11,043)	$ (22,419)	(27,592)	(12,470)
Deferred
United States					(8,401)	(3,424)
Foreign						176
Total deferred income tax (benefit) expense					(8,401)	(3,248)
Change in valuation allowance - United States					8,401	3,424
Change in valuation allowance - Foreign						(176)
Provision for income taxes	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0